Note 13 - Fair Value Measurements - Fair Value of Intangible Assets (Details)	Dec. 31, 2016 USD ($)
Trademarks [Member] | Income Approach, Royalty Savings Method [Member]
Fair value of intangible assets	$ 917,000
Technology [Member] | Income Approach, Royalty Savings Method [Member]
Fair value of intangible assets	6,576,000
Clinician Relationships [Member] | Income Approach, Excess Earnings Method [Member]
Fair value of intangible assets	$ 904,000